Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of supplemental balance sheet information related to leases [Abstract]
Operating lease right-of-use assets	$ 762	$ 873	$ 1,084
Operating lease liability, current	(242)	(228)	(202)
Operating lease liability, noncurrent	(560)	(683)	(911)
Total operating lease liabilities	$ (802)	$ (911)	$ (1,113)